Registration No.33-58950
                                                     Registration No. 811-1705

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                     --------------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |_|

                Pre-Effective Amendment No.                                  |_|
                                            -------

                Post-Effective Amendment No.  10                             |X|
                                            -------

                                     AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                Amendment No.  63                                            |X|
                              -------

                        (Check appropriate box or boxes)
                        --------------------------------

                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (212) 554-1234
                            -------------------------

                                  MARY P. BREEN
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                   -------------------------------------------

                  Please send copies of all communications to:
                               PETER E. PANARITES
                         Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036
                    ----------------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

|X|     Immediately upon filing pursuant to paragraph (b) of Rule 485.

|_|     On (date) pursuant to paragraph (b) of Rule 485.

|_|     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

|_|     On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

        Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 10 ("PEA") to the Form N-4 Registration Statement No. 33-58950 ("Registration Statement") of The Equitable Life Assurance Society of the United States and its Separate Account A is being filed solely for the purpose of adding to the Registration Statement (1) new exhibits 4.(a)(i) and 5.(a), which are a form of variation of one of the Group Annuity Contracts already filed, and a form of variation of the corresponding application, both for use solely in the State of Ohio in connection with the Ohio Alternative Retirement Program; and (2) a supplement to Registrant's current prospectus (also for use solely in the State of Ohio) describing those variations. The PEA does not amend or delete the Prospectus or Statement of Additional Information, dated May 1, 1998, or any other part of the Registration Statement, except as specifically noted herein.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                        Supplement Dated November 20, 1998
                                       To

              MOMENTUM PLUS RETIREMENT PLANNING FROM EQUITABLE LIFE
                                   PROSPECTUS

                                Dated May 1, 1998

                THE POOLED TRUST FOR THE MEMBERS RETIREMENT PLANS
                                       OF
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

     OFFERED TO CERTAIN EMPLOYEES OF PUBLIC INSTITUTIONS OF HIGHER EDUCATION
                                     IN THE
                      OHIO ALTERNATIVE RETIREMENT PROGRAM

This Supplement adds to and modifies certain information contained in the prospectus dated May 1, 1998, ("PROSPECTUS") for MOMENTUM PLUS RETIREMENT PLANNING FROM EQUITABLE LIFE offered by The Equitable Life Assurance Society of the United States ("EQUITABLE LIFE"). Equitable Life will offer its Momentum Plus Program, as described below, to certain participants in defined contribution plans that meet the requirements of Section 401(a) of the Code within the state of Ohio (EACH AN "OHIO ARP PLAN"). When EQUI-VEST is offered as a funding vehicle under your Employer's Ohio ARP Plan, the document provided to you is called an Ohio ARP Contract ("OHIO ARP CONTRACT"). Subject to the terms of your Employer's Ohio ARP Plan, certain contributions made by your Employer, although designated as employee contributions, will be treated, under Code
Section 414(h)(2), as Employer contributions. The term "employer," which is listed as a "Source" of Contributions in the Prospectus section entitled "General Terms" shall include these Employer contributions.

Ohio ARP Contracts are offered to purchasers on the same basis and under the same conditions described in the Prospectus as applicable to the Master Trust or the Pooled Trust, except for certain differences described in this Supplement. Capitalized terms not otherwise defined in this Supplement have the same meaning as in the Prospectus.

Under Ohio ARP Contracts the term "Contract Date" shall mean the date as of which Equitable receives the first Contribution, made pursuant to any Ohio ARP Contract. A "Participant" shall mean a person covered under an Employer's Plan who has applied for an Ohio ARP Contract, and who may exercise rights under an Ohio ARP Contract. The term "Retirement Account Value" in the Prospectus and this Supplement shall have the same meaning as the term "Annuity Account Value" in your Ohio ARP Contract. As a Participant, you must authorize a trustee to act on your behalf with respect to the Ohio ARP ("OHIO ARP TRUSTEE").Your Ohio ARP Contract will be held by an entity referred to as the "Ohio ARP Contract Holder." Additionally, rights under your Ohio ARP Contract may only be exercised subject to the terms of your Employer's Plan and in accordance with applicable Ohio law.


                        FOR USE ONLY IN THE STATE OF OHIO

"PART 1:  SUMMARY" OF THE PROSPECTUS HAS BEEN MODIFIED AS FOLLOWS:

EMPLOYER RESPONSIBILITIES. Under an Ohio ARP Plan, we would be responsible for arranging to have our prospectuses distributed and, if loans are available under your Employer's Ohio ARP Plan, selecting interest rates for Participant loans, not your Employer as reflected in the Prospectus.

ADOPTING THE MOMENTUM PLUS PROGRAM (EMPLOYERS AND PLAN TRUSTEES). Your Ohio ARP Contract application will be completed by you, as Participant, and not your Employer as specified in the Prospectus.

INVESTMENT OPTIONS. Under the provisions of your Ohio ARP Contract, and subject to the terms of your Employer's Ohio ARP Plan, you, as Participant, may select from all Investment Options offered in the Momentum Plus Program.

TRANSFERS. Because all Investment Options are available to you, as Participant, under your Ohio ARP Contract, transfer restrictions will apply to transfers from the Guaranteed Interest Account. See "Part 5: Provisions of the Contract and Services We Provide" of the Prospectus.

TELEPHONE OPERATED PROGRAM SUPPORT (TOPS) SYSTEM. You, as Participant, must use TOPS to designate allocation percentages of your initial contributions and all future contributions among the Investment Options. Allocation percentages are applicable to contributions from any Source, must be in whole numbers and equal in sum to 100. If we receive your initial contribution before we receive your allocation instructions through TOPS, or if your allocation percentages do not add up to 100, then we will allocate all or a portion of your initial contribution to the Money Market Fund until we receive further allocation instructions from you.

WITHDRAWALS AND TERMINATION. Subject to the terms of your Employer's Ohio ARP Plan, you, as Participant or your Employer on your behalf, may make a written request to Equitable Life for a withdrawal from the Investment Options with respect to your participation in your Employer's Ohio ARP Plan. A withdrawal charge may be applicable. Further, pursuant to the Ohio law, you would be unable to make a withdrawal under an Ohio ARP Plan until you cease to be continuously employed. You will cease to be "continuously employed" under Ohio law if more than a year passes since your most recent employment by a public institution of higher education in a position where three or more Ohio ARP Plans are available.

Subject to the terms of your Employer's Ohio ARP Plan, the payment arising from any withdrawal will be made to you, as Participant, unless you, as Participant, and Equitable Life agree to another payee.

Subject to the terms of your Employer's Ohio ARP Plan, you, as Participant, may terminate your Ohio ARP Contract at any time.

"PART 4: THE GUARANTEED INTEREST ACCOUNT" OF THE PROSPECTUS HAS BEEN MODIFIED AS
FOLLOWS:

EFFECTS OF PLAN OR CONTRACT TERMINATION. When Contract Termination occurs, except as otherwise provided in your Employer's Ohio ARP Plan, you, as Participant, have the option of having amounts in the Guaranteed Interest Account paid in installments or immediately receiving a lump sum payment subject to a Market Value Adjustment. With respect to the Calculation Date used in determining the Market Value Adjustment, actions

                        FOR USE ONLY IN THE STATE OF OHIO
taken by other Participants in your Employer's Ohio ARP Plan (for example, transfers, withdrawals, etc.) will not affect the amount of the Market Value Adjustment applied to your withdrawal under your Ohio ARP Contract.

"PART 5: PROVISIONS OF THE CONTRACT AND SERVICES WE PROVIDE" OF THE PROSPECTUS HAS BEEN MODIFIED AS FOLLOWS:

DISTRIBUTION OPTIONS. Subject to the terms of your Employer's Plan, you, as Participant, may choose from the full array of payout options available under your Ohio ARP Contract.

DEATH BENEFIT. Subject to the terms of your Employer's Ohio ARP Plan, you, as Participant, shall designate the beneficiary on the Application or on a separate form to be completed at the time of application for your Contract. Unless payments under an annuity distribution option have begun, the death benefit is equal to the Retirement Account Value. The Retirement Account Value will be transferred to the Money Market Investment Fund on the date Equitable Life receives due proof of your death, unless your beneficiary provides contrary instructions. All amounts are held in the Money Market Investment Fund until your beneficiary requests a distribution or transfer.

Equitable Life reserves the right to restrict the designation of a non-spouse beneficiary if you are married and under age 35.

"PART 6: DEDUCTIONS AND CHARGES" OF THE PROSPECTUS HAS BEEN MODIFIED AS FOLLOWS:

QUARTERLY ADMINISTRATIVE CHARGE. The quarterly administrative charge is $3.75 per quarter for an Ohio ARP Contract, reduced from $7.50 per quarter as reflected in the Prospectus, or, if less, 0.50% of the total of your Retirement Account Value, as applicable, and will be deducted from your Retirement Account Value. Upon 90 days written notice to you, as Participant, we reserve the right to increase the Quarterly Administrative Charge under your Ohio ARP Contract. Although you, as Participant, will be responsible for the entire Quarterly Administrative Charge, you will not have the option of direct billing as reflected in the Prospectus. Also, the Quarterly Administrative Charge will not be prorated as described in the Prospectus.

CHARGE FOR PLAN RECORDKEEPING SERVICES. Equitable Life will not charge you, as Participant, for recordkeeping services in connection with your Ohio ARP Contract. Additionally, the customary $25 check writing fee is waived for your Ohio ARP Contract. Any reduction or waiver to a charge for Plan recordkeeping services or check writing fees will be fair and nondiscriminatory.

LOAN CHARGES. If loans are available under your Employer's Ohio ARP Plan, you, as Participant, are responsible for any loan charges incurred in connection with your Ohio ARP Contract. We will give you 90 days written notice of any increases in loan charge amounts and such increases will be fair and nondiscriminatory.

                        FOR USE ONLY IN THE STATE OF OHIO








68806

                                     PART C
                                OTHER INFORMATION
                                -----------------

Item 24. Financial Statements and Exhibits
         ---------------------------------

(b) Exhibits.

Two new exhibits (filed herewith) are added and designated as follows:

      4.    (a)(i)      Form of variation of Exhibit 4.(a) for use in connection
                        with the Ohio Alternative Retirement Program.

      5.    (a)         Form of variation of Exhibit 5. for use in
                        connection with the Ohio Alternative Retirement Program.

      10.   (a)         Consent of PricewaterhouseCoopers LLP

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 25th day of November, 1998.

                                        SEPARATE ACCOUNT A OF THE EQUITABLE LIFE
                                        ASSURANCE SOCIETY OF THE UNITED STATES
                                                      (Registrant)

                                        By: The Equitable Life Assurance Society
                                                   of the United States


                                        By: /s/ Maureen K. Wolfson
                                            ------------------------------------
                                                Maureen K. Wolfson
                                                Vice President

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Registration Statement or amendment thereto to be signed on its behalf, in the City and State of New York, on the 25th day of November, 1998.

                                        THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                OF THE UNITED STATES
                                                     (Depositor)


                                        By: /s/ Maureen K. Wolfson
                                            ------------------------------------
                                                Maureen K. Wolfson
                                                Vice President

         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

Michael Hegarty                      President, Chief Operating Officer and
                                     Director

Edward D. Miller                     Chairman of the Board, Chief Executive
                                     Officer and Director

PRINCIPAL FINANCIAL OFFICER:

Stanley B. Tulin                     Vice Chairman of the Board, Chief
                                     Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

/s/ Alvin H. Fenichel                Senior Vice President and Controller
---------------------
Alvin H. Fenichel

November 25, 1998

DIRECTORS:

Francoise Colloc'h        Donald J. Greene           George T. Lowy
Henri de Castries         John T. Hartley            Edward D. Miller
Joseph L. Dionne          John H.F. Haskell, Jr.     Didier Pineau-Valencienne
Denis Duverne             Michael Hegarty            George J. Sella, Jr.
William T. Esrey          Mary R. (Nina) Henderson   Stanley B. Tulin
Jean-Rene Fourtou         W. Edwin Jarmain           Dave H. Williams
Norman C. Francis         G. Donald Johnston, Jr


By: /s/ Maureen K. Wolfson
    --------------------------
        Maureen K. Wolfson
        Attorney-in-Fact

        November 25, 1998

                                  EXHIBIT INDEX



EXHIBIT NO.                                                            TAG VALUE
-----------                                                            ---------

4.(a)(i)       Form of variation of Exhibit 4.(a) for use in
               connection with the Ohio Alternative Retirement
               Program.                                                EX-99.4ai

5.(a)          Form of variation of Exhibit 5.(a) for use in
               connection with the Ohio Alternative Retirement
               Program.                                                EX-99.5a

10.(a)         Consent of PricewaterhouseCoopers LLP                   EX-99.10a